Contract Assets/(Liabilities) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Contract Assetsliabilities
Schedule of Contract Assets

Contract assets consisted of the following:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Revenue recognized to date	26,612,224	30,223,079	22,365,079
Less: Progress billings to date	(21,105,331)	(24,917,000)	(18,438,580)
Less: credit losses	(396,528)	-	-
Contract assets	5,110,365	5,306,079	3,926,499
Contract assets, net	5,110,365	5,306,079	3,926,499

Contract assets consisted of the following at December 31:

	2022 SGD	2023 SGD	2023 USD
Revenue recognized to date	21,137,410	26,612,224	19,693,046
Less: Progress billings to date	(14,113,469)	(21,105,331)	(15,617,945)
Less: Credit losses	-	(396,528)	(293,431)
Contract assets	7,023,941	5,110,365	3,781,670
Contract assets, current	7,023,941	5,110,365	3,781,670

Schedule of Allowance for Contract Assets

Movement of the allowance for contract assets were as follows:

	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Beginning balance	-	-	-
Addition	396,528	-	-
Write-off	(396,528)	-	-
Ending balance	-	-	-

Movement of the allowance for contract assets were as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	USD
Beginning balance	-	-	-
Addition	-	396,528	293,431
Write-off		(396,528)	(293,431)
Ending balance	-	-	-

Schedule of Contract Liabilities	Contract liabilities consisted of the following:
	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	USD
Billings in advance of performance obligation under contracts	1,482,957	1,393,890	1,031,479
Contract liabilities consisted of the following at December 31:
	2022	2023	2023
	SGD	SGD	USD
Billings in advance of performance obligation under contracts	425,332	1,482,957	1,097,388

Schedule of Movement in Contract Liabilities

The movement in contract liabilities is as follows:

	For the year ended December 31, 2023	For the six months ended June 30, 2024	For the six months ended June 30, 2024
	SGD	SGD	USD
Balance at beginning of the period	425,332	1,482,957	1,097,388
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(418,432)	(1,223,140)	(905,123)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	1,476,057	1,134,073	839,214
Balance at end of the period	1,482,957	1,393,890	1,031,479

The movement in contract liabilities is as follows at December 31:

	2022	2023	2023
	SGD	SGD	USD
Balance at beginning of the period	804,103	425,332	314,746
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(570,951)	(418,432)	(309,639)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	192,180	1,476,057	1,092,281
Balance at end of the period	425,332	1,482,957	1,097,388